UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 97.9%
COMMODITIES 0.4%
Nuveen Diversified Commodity Fund	98,535	$1,564,736

COVERED CALL 17.1%
BlackRock Enhanced Capital and Income Fund	404,599	5,656,294
Eaton Vance Enhanced Equity Income Fund II	120,334	1,589,612
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,178,272	16,731,462
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,478,744	16,487,996
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	526,299	6,368,218
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,699,678	17,166,748
Nuveen Equity Premium Opportunity Fund	215,586	2,712,072
		66,712,402
ENERGY/ RESOURCES 3.9%
BlackRock Energy and Resources Trust	92,346	2,230,156
BlackRock Real Asset Equity Trust	310,151	2,760,344
Energy Select Sector SPDR Fund ETF	37,009	3,296,021
First Trust Energy Infrastructure Fund	85,346	1,795,680
Market Vectors Oil Service ETF	99,620	5,013,875
		15,096,076
EQUITY TAX—ADVANTAGED 15.6%
Eaton Vance Tax-Advantaged Dividend Income Fund	814,929	16,021,504
Eaton Vance Tax-Advantaged Global Dividend Income Fund	406,809	6,822,187
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	182,157	4,408,199
Gabelli Dividend & Income Trust	735,637	16,161,945
John Hancock Tax-Advantaged Dividend Income Fund	551,307	10,982,035
Nuveen Tax-Advantaged Dividend Growth Fund	207,534	3,175,270
Nuveen Tax-Advantaged Total Return Strategy Fund	249,674	3,460,482
		61,031,622
FINANCIAL 0.4%
Financial Select Sector SPDR Fund	75,700	1,691,138

GLOBAL EQUITY 0.2%
Royce Global Value Trust(a)	86,767	779,168

GLOBAL EQUITY DIVIDEND 0.9%
Alpine Total Dynamic Dividend Fund	402,535	3,377,269

1

	Number of Shares	Value
GLOBAL HYBRID (GROWTH & INCOME) 1.9%
Clough Global Opportunities Fund	347,763	$4,427,023
LMP Capital and Income Fund	198,140	3,190,054
		7,617,077
GLOBAL INCOME 0.7%
Legg Mason BW Global Income Opportunities Fund	145,234	2,550,309

HEALTH/BIOTECH 0.5%
BlackRock Health Sciences Trust	54,800	2,028,696

HIGH YIELD 2.4%
AllianceBernstein Global High Income Fund	140,369	2,071,846
New America High Income Fund	313,239	3,072,875
Pioneer Diversified High Income Trust	120,071	2,425,434
Western Asset High Yield Defined Opportunity Fund	109,740	1,962,151
		9,532,306
INVESTMENT GRADE 1.5%
PIMCO Corporate and Income Opportunity Fund	318,816	5,757,817

MASTER LIMITED PARTNERSHIPS 9.9%
ClearBridge Energy MLP Fund	42,200	1,123,786
ClearBridge Energy MLP Opportunity Fund	109,002	2,452,545
First Trust Energy Income and Growth Fund	334,388	10,951,207
First Trust MLP and Energy Income Fund	311,491	6,164,407
Kayne Anderson Energy Total Return Fund	239,483	6,540,281
Kayne Anderson Midsteam/Energy Fund	118,915	4,035,975
Kayne Anderson MLP Investment Company	55,300	2,030,063
Nuveen Energy MLP Total Return Fund	281,723	5,409,081
		38,707,345
MULTI-SECTOR 13.2%
AllianzGI Convertible & Income Fund	844,358	8,663,113
AllianzGI Convertible & Income Fund II	499,384	4,913,939
PIMCO Dynamic Credit Income Fund	413,248	9,339,405
PIMCO Dynamic Income Fund	347,242	10,528,377
PIMCO Income Opportunity Fund	381,028	10,756,420
PIMCO Income Strategy Fund II	692,707	7,204,153
		51,405,407
MUNICIPAL 11.7%
BlackRock Long-Term Municipal Advantage Trust	183,002	1,985,572
BlackRock Municipal Bond Trust	107,412	1,590,772
BlackRock MuniEnhanced Fund	239,510	2,615,449

2

	Number of Shares	Value
BlackRock MuniHoldings Investment Quality Fund	283,373	$3,797,198
BlackRock MuniYield Investment Quality Fund	139,386	1,825,957
BlackRock MuniYield Quality Fund	62,300	901,481
BlackRock MuniYield Quality Fund II	11,045	138,062
BlackRock MuniYield Quality Fund III	171,305	2,329,748
Eaton Vance Municipal Bond Fund	166,249	1,975,038
Eaton Vance Municipal Income Term Trust	96,221	1,509,707
Eaton Vance National Municipal Opportunities Trust	79,173	1,535,164
Nuveen California AMT-Free Municipal Inome Fund	89,633	1,192,119
Nuveen Dividend Advantage Municipal Fund 2	199,972	2,699,622
Nuveen Municipal Advantage Fund	210,957	2,738,222
Nuveen Municipal Market Opportunity Fund	185,473	2,366,635
Nuveen New York AMT-Free Municipal Income Fund	96,210	1,228,602
Nuveen Performance Plus Municipal Fund	100,231	1,450,343
Nuveen Premier Municipal Income Fund	238,349	3,131,906
Nuveen Premium Income Municipal Fund 2	236,134	3,161,834
Nuveen Premium Income Municipal Fund 4	121,502	1,507,840
Nuveen Select Quality Municipal Fund	90,303	1,195,612
PIMCO Municipal Income Fund II	407,258	4,720,120
		45,597,003
PREFERRED 6.2%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	243,941	4,690,985
Flaherty & Crumrine/Claymore Total Return Fund	203,900	4,029,064
Nuveen Preferred & Income Term Fund	172,702	3,937,606
Nuveen Preferred Income Opportunities Fund	1,250,683	11,618,845
		24,276,500
REAL ESTATE 3.9%
Alpine Global Premier Properties Fund	750,365	5,290,073
CBRE Clarion Global Real Estate Income Fund	510,212	4,260,270
LMP Real Estate Income Fund	123,665	1,340,529
Nuveen Real Estate Income Fund	396,621	4,247,811
		15,138,683
SENIOR LOAN 1.0%
Nuveen Credit Strategies Income Fund	142,972	1,359,664
Nuveen Floating Rate Income Fund	113,172	1,353,537
Nuveen Short Duration Credit Opportunities Fund	62,783	1,160,230
		3,873,431

3

		Number of Shares	Value
U.S. GENERAL EQUITY 3.5%
Consumer Discretionary Select Sector SPDR Fund ETF		68,710	$4,446,911
Royce Global Value Trust		270,251	4,251,048
SPDR S&P 500 ETF Trust		27,632	5,168,290
			13,866,249
U.S. HYBRID (GROWTH & INCOME) 1.9%
DNP Select Income Fund		219,729	2,153,344
Guggenheim Strategic Opportunities Fund		250,015	5,297,818
			7,451,162
UTILITY 1.1%
Macquarie Global Infrastructure Total Return Fund		63,636	1,495,446
Reaves Utility Income Fund		98,391	2,730,350
			4,225,796
TOTAL CLOSED-END FUNDS (Identified cost—$323,384,355)			382,280,192

SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		3,300,000	3,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,300,000)			3,300,000

TOTAL INVESTMENTS (Identified cost—$326,684,355)	98.7%		385,580,192

OTHER ASSETS IN EXCESS OF LIABILITIES	1.3		5,023,177

NET ASSETS (Equivalent to $14.36 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$390,603,369

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the Fund.

4

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2014.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Closed-End Funds	$382,280,192	$382,280,192	$—	$—
Money Market Funds	3,300,000	—	3,300,000	—
Total Investments(a)	$385,580,192	$382,280,192	$3,300,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.                   Income Tax Information

As of March 31, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$326,684,355
Gross unrealized appreciation	$61,747,209
Gross unrealized depreciation	(2,851,372)
Net unrealized appreciation	$58,895,837

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 23, 2014